Financial instruments and risk management - Schedule of financial assets and liabilities measured at fair value (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Valuation techniques based on observable market input (Level 2)
Disclosure of detailed information about financial instruments [line items]
Derivative assets	$ 497	$ 748
Derivative liabilities	(486)	(556)
Financial assets/(liabilities) at fair value	11	192
Valuation techniques based on unobservable market input (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets/(liabilities) at fair value	(110)	(416)
Financial assets - other	333	249
Financial liabilities - other	$ (443)	$ (665)